CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
CAPITAL STOCK
NOTE 8 - CAPITAL STOCK

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Common Stock: Authorized 1,000,000,000 shares, $.00001 par value; and 700,836,384 issued and outstanding as on the balance sheet date. Further, this Company is obligated to issue additional shares to the noteholders mentioned here below.

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Class A preferred stock: Authorized 50,000 shares, $ .00001 par value; and 34,289 Issued and outstanding as on the balance sheet date. Designation details are in Document # 20181127754 filed with the Secretary of State, Colorado on February 13, 2018. On May 7, 2019, the Company filed with the Secretary of State, Colorado, amended Articles of Incorporation, under Document # 20171182699, whereby it changed the designation provisions of its Series A Preferred Stock.

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Common Stock
: Authorized 1,500,000,000 shares, $.00001 par value; and 569,364,712 issued and outstanding as on the balance sheet date. Further, this Company is obligated to issue additional shares to the noteholders mentioned here below.

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Class A preferred stock
: Authorized 50,000 shares, $.00001 par value; and 39,839 Issued and outstanding as on the balance sheet date. Designation details are in Document # 20181127754 filed with the Secretary of State, Colorado on February 13, 2018.

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[1] Internal audit performed by Tracy W Liu CPA for the period from Jan 1, 2018 to Dec 31, 2018
[2] Details of Risk Assessment in Appendix I, II and III